Summary of Significant Accounting Policies - Property And Equipment (Details)	12 Months Ended
Dec. 31, 2019
Computer equipment
Property and Equipment
Useful Life	3 years
Minimum | Purchased computer software
Property and Equipment
Useful Life	1 year
Minimum | Furniture and fixtures
Property and Equipment
Useful Life	3 years
Minimum | Other
Property and Equipment
Useful Life	3 years
Maximum | Purchased computer software
Property and Equipment
Useful Life	3 years
Maximum | Furniture and fixtures
Property and Equipment
Useful Life	5 years
Maximum | Leasehold improvements
Property and Equipment
Useful Life	10 years
Maximum | Other
Property and Equipment
Useful Life	5 years